Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 40.4%
Aerospace & Defense - 1.0%
Boeing Co.
5.93%, 05/01/2060	$ 2,863,000	$ 2,681,158
6.53%, 05/01/2034	2,087,000	2,231,000
6.86%, 05/01/2054	1,953,000	2,115,234
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,524,000	2,705,476
General Electric Co.
4.50%, 03/11/2044	4,233,000	3,700,146
5.88%, 01/14/2038	664,000	698,939
HEICO Corp.
5.35%, 08/01/2033	3,716,000	3,744,896
		17,876,849
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032 (B)	1,894,000	1,647,080
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,374,000	2,202,636
		3,849,716
Automobiles - 0.7%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (A)	2,064,000	2,028,495
Ford Motor Co.
4.35%, 12/08/2026 (B)	1,268,000	1,248,338
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,273,000	3,233,692
6.95%, 06/10/2026	2,012,000	2,042,613
General Motors Co.
6.25%, 10/02/2043	2,361,000	2,259,894
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,458,000	2,258,123
		13,071,155
Banks - 5.9%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	3,000,000	3,046,297
6.03%, 01/17/2035	1,200,000	1,238,810
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (C), 03/11/2032	4,062,000	3,578,720
Fixed until 01/24/2035, 5.51% (C), 01/24/2036	4,705,000	4,775,584
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	2,269,000	2,258,370
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	6,294,000	6,515,875
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	1,408,000	1,421,240
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	1,049,000	1,055,259
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	4,273,000	4,333,776
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
Fixed until 09/13/2029, 5.88% (C), 09/13/2034 (A)	$ 2,450,000	$ 2,358,311
BNP Paribas SA
Fixed until 11/17/2027 (D), 9.25% (A)(C)	4,889,000	5,222,557
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	2,656,000	2,687,620
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	1,813,000	1,853,796
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	5,431,000	4,683,164
Fixed until 01/28/2055, 5.73% (C), 01/28/2056	2,780,000	2,762,144
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	2,977,000	3,417,360
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	7,163,000	7,235,347
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	3,635,000	3,662,359
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	1,528,000	1,584,805
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (C), 08/11/2033	2,416,000	2,363,959
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	3,546,000	3,577,891
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (C), 03/13/2032	1,865,000	1,927,357
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	1,788,000	1,923,687
Morgan Stanley
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	2,835,000	2,829,343
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	6,526,000	6,721,308
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	828,000	845,817
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	3,394,000	3,525,394
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	4,500,000	4,413,303
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	1,824,000	1,962,477
UBS Group AG
Fixed until 09/06/2044, 5.38% (C), 09/06/2045 (A)	1,521,000	1,447,887
Fixed until 11/13/2028 (D), 9.25% (A)(C)	3,060,000	3,323,282
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	3,908,000	4,058,653
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	$ 3,658,000	$ 3,714,963
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	4,637,000	4,708,101
		111,034,816
Beverages - 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	5,086,000	4,853,061
Biotechnology - 0.7%
Amgen, Inc.
2.80%, 08/15/2041	2,266,000	1,618,377
5.60%, 03/02/2043	1,984,000	1,961,779
CSL Finance PLC
4.63%, 04/27/2042 (A)	3,568,000	3,175,338
Gilead Sciences, Inc.
5.10%, 06/15/2035	3,562,000	3,566,424
Royalty Pharma PLC
2.20%, 09/02/2030	4,194,000	3,622,320
		13,944,238
Building Products - 0.5%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	1,802,000	1,721,998
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	2,180,000	2,130,359
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (A)	1,100,000	940,822
Owens Corning
4.30%, 07/15/2047	3,252,000	2,609,603
Vulcan Materials Co.
5.35%, 12/01/2034	2,700,000	2,717,939
		10,120,721
Chemicals - 0.4%
ASP Unifrax Holdings, Inc.
PIK Rate 1.50%, Cash Rate 5.85%, 09/30/2029 (A)(E)	727,525	392,863
Mosaic Co.
4.05%, 11/15/2027	1,243,000	1,225,324
Nutrien Ltd.
4.20%, 04/01/2029	3,320,000	3,251,929
OCP SA
6.75%, 05/02/2034 (A)	2,252,000	2,311,721
		7,181,837
Commercial Services & Supplies - 2.0%
ADT Security Corp.
4.13%, 08/01/2029 (A)	3,829,000	3,594,932
Ambipar Lux SARL
9.88%, 02/06/2031 (A)	2,717,000	2,688,124
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,573,000	1,556,923
5.80%, 04/15/2034 (A)	1,234,000	1,238,595
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	$ 5,292,000	$ 5,560,165
Equifax, Inc.
5.10%, 12/15/2027	2,506,000	2,537,514
GXO Logistics, Inc.
2.65%, 07/15/2031	5,920,000	5,046,772
6.50%, 05/06/2034	2,206,000	2,252,352
Quanta Services, Inc.
2.90%, 10/01/2030	2,367,000	2,128,184
5.25%, 08/09/2034	1,622,000	1,598,772
Textron, Inc.
5.50%, 05/15/2035	4,180,000	4,179,764
Veralto Corp.
5.45%, 09/18/2033	2,927,000	2,977,403
Waste Management, Inc.
3.88%, 01/15/2029 (A)	2,866,000	2,797,942
		38,157,442
Communications Equipment - 0.9%
CommScope LLC
4.75%, 09/01/2029 (A)	4,608,000	4,098,905
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,081,000	1,925,028
3.88%, 04/15/2030	1,524,000	1,459,141
5.15%, 04/15/2034	4,020,000	4,015,995
Verizon Communications, Inc.
1.68%, 10/30/2030	2,318,000	1,970,765
1.75%, 01/20/2031	1,983,000	1,674,326
4.13%, 03/16/2027	2,295,000	2,282,360
		17,426,520
Construction & Engineering - 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,867,000	2,590,480
Century Communities, Inc.
3.88%, 08/15/2029 (A)	1,522,000	1,368,772
6.75%, 06/01/2027	2,100,000	2,099,059
D.R. Horton, Inc.
5.00%, 10/15/2034	2,599,000	2,521,894
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,548,882	1,550,824
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	4,421,000	4,456,677
		14,587,706
Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	4,018,000	3,326,086
InRetail Consumer
3.25%, 03/22/2028 (A)	3,319,000	3,139,377
Lowe's Cos., Inc.
3.75%, 04/01/2032	4,078,000	3,774,574
		10,240,037
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	$ 2,958,000	$ 2,972,349
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	2,876,000	2,818,480
WRKCo, Inc.
3.90%, 06/01/2028	2,532,000	2,470,432
		8,261,261
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	1,950,000	2,021,822
Diversified REITs - 1.1%
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	2,819,000	2,660,489
Safehold GL Holdings LLC
6.10%, 04/01/2034	2,982,000	3,061,990
SBA Tower Trust
6.60%, 11/15/2052 (A)	5,731,000	5,873,326
VICI Properties LP
4.95%, 02/15/2030	3,178,000	3,147,661
Weyerhaeuser Co.
4.00%, 04/15/2030	3,461,000	3,331,018
WP Carey, Inc.
5.38%, 06/30/2034	3,065,000	3,033,939
		21,108,423
Electric Utilities - 1.2%
Black Hills Corp.
3.15%, 01/15/2027	2,083,000	2,026,294
Calpine Corp.
3.75%, 03/01/2031 (A)	4,043,000	3,682,929
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,621,000	3,617,741
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	2,996,000	2,881,817
Duke Energy Corp.
5.00%, 12/08/2027	1,408,000	1,423,728
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,588,000	1,524,408
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	1,347,000	1,236,938
3.63%, 02/15/2031 (A)	1,408,000	1,246,794
6.00%, 02/01/2033 (A)	186,000	181,094
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,180,000	1,871,102
3.30%, 12/01/2027	400,000	383,570
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,365,000	2,410,590
		22,487,005
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.
5.25%, 04/05/2034	2,603,000	2,643,823
Arrow Electronics, Inc.
5.88%, 04/10/2034	2,381,000	2,404,607
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
4.60%, 04/06/2027	$ 2,611,000	$ 2,606,127
4.95%, 10/15/2034	1,537,000	1,501,026
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	3,358,000	3,101,193
		12,256,776
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,866,000	1,835,921
Financial Services - 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	2,093,000	2,090,838
4.95%, 09/10/2034	2,246,000	2,158,488
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	3,629,000	3,739,262
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	2,253,000	2,175,545
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	2,349,000	2,358,583
5.75%, 11/15/2029 (A)	5,588,000	5,694,577
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	1,064,000	1,058,444
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	5,385,000	5,612,667
Citadel LP
6.00%, 01/23/2030 (A)	902,000	915,844
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	2,951,000	2,862,442
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,315,000	3,172,178
5.70%, 05/20/2027	1,909,000	1,940,003
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	5,171,000	5,119,290
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,479,000	4,466,130
		43,364,291
Food Products - 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	2,428,000	2,391,696
6.25%, 03/15/2033 (A)	467,000	469,859
BAT Capital Corp.
6.00%, 02/20/2034	4,483,000	4,657,905
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	4,241,000	4,089,108
Cargill, Inc.
5.13%, 02/11/2035 (A)	3,051,000	3,039,893
J.M. Smucker Co.
6.50%, 11/15/2043	1,882,000	2,019,633
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kroger Co.
5.00%, 09/15/2034	$ 2,308,000	$ 2,251,854
Philip Morris International, Inc.
4.25%, 11/10/2044	3,389,000	2,829,109
4.90%, 11/01/2034	4,151,000	4,068,114
Sysco Corp.
5.40%, 03/23/2035	2,141,000	2,149,730
Viterra Finance BV
4.90%, 04/21/2027 (A)	6,197,000	6,192,537
		34,159,438
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	892,000	887,828
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	1,910,000	1,914,198
5.86%, 03/15/2030	1,501,000	1,564,921
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,821,000	1,701,375
5.25%, 10/01/2029 (A)	1,459,000	1,400,024
		7,468,346
Health Care Providers & Services - 1.3%
Centene Corp.
3.38%, 02/15/2030	2,629,000	2,377,465
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	2,308,000	2,068,343
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	2,372,000	1,953,472
Cigna Group
2.40%, 03/15/2030	1,947,000	1,743,460
Elevance Health, Inc.
2.25%, 05/15/2030	2,279,000	2,028,952
HCA, Inc.
5.60%, 04/01/2034	2,289,000	2,296,714
6.00%, 04/01/2054	3,122,000	3,004,325
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,443,000	1,411,726
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	4,123,000	3,961,088
Tenet Healthcare Corp.
5.13%, 11/01/2027	1,190,000	1,172,891
UnitedHealth Group, Inc.
5.20%, 04/15/2063	3,144,000	2,828,710
		24,847,146
Hotels, Restaurants & Leisure - 1.4%
Boyd Gaming Corp.
4.75%, 12/01/2027	1,498,000	1,465,361
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,273,000	1,199,902
Carnival Corp.
6.13%, 02/15/2033 (A)	2,202,000	2,174,141
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,076,000	2,867,004
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.
5.25%, 06/30/2029	$ 2,152,000	$ 2,171,380
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	1,439,000	1,438,201
Marriott International, Inc.
2.75%, 10/15/2033	2,565,000	2,124,195
5.75%, 05/01/2025	316,000	316,069
MGM Resorts International
4.75%, 10/15/2028	2,066,000	1,989,543
6.13%, 09/15/2029	3,447,000	3,411,212
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	488,000	486,752
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,253,000	2,243,770
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	2,990,000	2,974,957
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,250,000	1,792,219
		26,654,706
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030	1,424,000	1,384,808
Insurance - 2.3%
Allstate Corp.
5.05%, 06/24/2029	3,045,000	3,089,275
5.25%, 03/30/2033	2,228,000	2,255,339
Aon North America, Inc.
5.75%, 03/01/2054	3,234,000	3,172,941
AXA SA
8.60%, 12/15/2030	4,295,000	5,066,180
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (C), 06/24/2046 (F)	5,664,000	5,678,081
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,992,000	8,868,148
Corebridge Financial, Inc.
5.75%, 01/15/2034	2,543,000	2,603,979
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,510,000	1,522,365
Markel Group, Inc.
5.00%, 05/20/2049	552,000	484,138
6.00%, 05/16/2054	2,086,000	2,090,559
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (A)	2,400,000	2,447,700
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	1,655,000	1,689,020
RGA Global Funding
5.05%, 12/06/2031 (A)	5,283,000	5,269,740
		44,237,465
Internet & Catalog Retail - 0.5%
Expedia Group, Inc.
5.40%, 02/15/2035	4,169,000	4,143,056
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Meta Platforms, Inc.
4.80%, 05/15/2030 (B)	$ 3,198,000	$ 3,263,031
Uber Technologies, Inc.
4.80%, 09/15/2034	1,729,000	1,680,421
		9,086,508
IT Services - 0.7%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	1,311,000	1,206,150
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	4,498,000	4,278,970
Gartner, Inc.
4.50%, 07/01/2028 (A)	2,682,000	2,629,411
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	3,612,000	3,507,387
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	1,582,000	1,521,618
5.13%, 04/15/2029 (A)	695,000	661,873
		13,805,409
Machinery - 0.4%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,954,000	3,604,197
5.75%, 01/15/2035	1,091,000	1,097,049
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,857,000	2,893,036
		7,594,282
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	3,151,000	2,488,411
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	1,505,000	1,241,492
Comcast Corp.
4.15%, 10/15/2028	4,409,000	4,356,846
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,712,000	1,965,765
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,620,000	2,301,571
5.50%, 05/15/2029 (A)	4,006,000	3,794,634
		16,148,719
Metals & Mining - 0.6%
ArcelorMittal SA
6.55%, 11/29/2027	4,019,000	4,182,770
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	2,748,000	2,695,306
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,996,000	2,579,245
Novelis Corp.
3.25%, 11/15/2026 (A)	915,000	884,679
		10,342,000
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	$ 6,136,000	$ 5,975,834
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,548,000	1,512,620
6.50%, 07/01/2030 (A)	2,799,000	2,788,779
		10,277,233
Office REITs - 0.1%
COPT Defense Properties LP
2.25%, 03/15/2026	2,270,000	2,211,570
Oil, Gas & Consumable Fuels - 4.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	4,192,000	3,814,697
Cheniere Energy Partners LP
4.00%, 03/01/2031	4,925,000	4,612,405
4.50%, 10/01/2029	2,361,000	2,293,978
Chevron USA, Inc.
3.25%, 10/15/2029	1,904,000	1,815,837
Diamondback Energy, Inc.
5.15%, 01/30/2030	3,622,000	3,673,084
Ecopetrol SA
8.38%, 01/19/2036	5,000,000	4,871,269
Enbridge, Inc.
5.63%, 04/05/2034	4,169,000	4,224,915
Energy Transfer LP
6.00%, 06/15/2048	4,946,000	4,771,221
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	1,324,000	1,353,591
Expand Energy Corp.
5.38%, 03/15/2030	1,535,000	1,521,887
Exxon Mobil Corp.
3.04%, 03/01/2026	2,616,000	2,586,948
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	3,539,000	3,564,764
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	2,009,000	2,032,003
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	2,072,000	2,109,650
Murphy Oil Corp.
6.00%, 10/01/2032	2,337,000	2,246,697
NuStar Logistics LP
5.63%, 04/28/2027	3,000,000	2,986,538
Occidental Petroleum Corp.
5.20%, 08/01/2029	1,921,000	1,917,409
5.55%, 03/15/2026	6,338,000	6,363,301
ONEOK, Inc.
6.10%, 11/15/2032	3,979,000	4,163,464
Ovintiv, Inc.
6.25%, 07/15/2033	2,813,000	2,901,145
Petroleos Mexicanos
6.50%, 01/23/2029	3,820,000	3,590,874
6.84%, 01/23/2030	3,043,000	2,779,306
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	$ 1,838,000	$ 1,730,013
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	2,553,000	2,624,213
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,549,000	1,426,763
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	3,521,000	3,776,372
Vital Energy, Inc.
7.75%, 07/31/2029 (A)	3,265,000	3,176,565
Western Midstream Operating LP
6.15%, 04/01/2033	2,914,000	3,002,374
YPF SA
9.50%, 01/17/2031 (A)	1,338,000	1,398,391
		87,329,674
Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,346,658	1,231,999
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	3,580,000	3,565,193
		4,797,192
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	3,879,000	3,956,125
Pharmaceuticals - 1.2%
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	4,435,000	2,616,650
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	2,031,000	1,976,748
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,514,000	1,483,547
Cardinal Health, Inc.
5.45%, 02/15/2034	2,478,000	2,512,071
CVS Health Corp.
5.25%, 01/30/2031	1,461,000	1,473,542
6.00%, 06/01/2044	2,193,000	2,135,895
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	3,902,000	3,935,307
Merck & Co., Inc.
5.00%, 05/17/2053	1,349,000	1,241,302
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	2,003,000	1,964,805
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	3,128,000	2,973,230
Viatris, Inc.
2.30%, 06/22/2027	1,277,000	1,201,817
		23,514,914
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	3,963,000	3,957,884
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (B)	$ 2,872,000	$ 2,724,210
Broadcom, Inc.
3.14%, 11/15/2035 (A)	4,891,000	4,052,497
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	3,647,000	3,649,754
5.90%, 01/25/2033 (A)	3,010,000	3,059,167
KLA Corp.
4.65%, 07/15/2032	2,847,000	2,822,308
Microchip Technology, Inc.
5.05%, 03/15/2029	2,798,000	2,816,528
Micron Technology, Inc.
5.30%, 01/15/2031	4,033,000	4,072,633
QUALCOMM, Inc.
3.25%, 05/20/2050	1,535,000	1,058,377
		24,255,474
Software - 1.3%
AppLovin Corp.
5.50%, 12/01/2034	3,253,000	3,243,963
Cadence Design Systems, Inc.
4.70%, 09/10/2034	2,234,000	2,174,944
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (A)	901,000	885,913
Fiserv, Inc.
5.45%, 03/02/2028	3,004,000	3,069,951
Intuit, Inc.
5.50%, 09/15/2053	1,370,000	1,356,490
Oracle Corp.
3.65%, 03/25/2041	1,818,000	1,406,842
6.90%, 11/09/2052	3,659,000	4,020,019
Roper Technologies, Inc.
4.90%, 10/15/2034	3,238,000	3,154,191
Synopsys, Inc.
5.15%, 04/01/2035 (B)	2,055,000	2,059,488
5.70%, 04/01/2055	1,471,000	1,454,603
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,910,000	1,909,129
		24,735,533
Specialized REITs - 0.2%
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,840,000	3,752,102
Transportation Infrastructure - 0.3%
MV24 Capital BV
6.75%, 06/01/2034 (A)	3,835,710	3,700,912
United Parcel Service, Inc.
5.15%, 05/22/2034	2,234,000	2,261,855
		5,962,767
Total Corporate Debt Securities (Cost $751,208,791)		764,158,892
U.S. GOVERNMENT OBLIGATIONS - 23.1%
U.S. Treasury - 22.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	38,394,200	18,954,137
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
1.38%, 11/15/2040	$ 5,615,000	$ 3,634,616
2.00%, 02/15/2050 (G)	29,810,000	17,940,729
2.25%, 05/15/2041	12,471,000	9,205,157
2.25%, 08/15/2046 (G)	5,162,000	3,456,120
2.38%, 02/15/2042	63,357,300	46,849,753
2.50%, 02/15/2045	2,805,000	2,013,683
2.75%, 08/15/2042 (G)	23,081,000	17,951,789
2.88%, 05/15/2049	1,771,000	1,298,918
3.00%, 08/15/2048	15,992,000	12,083,955
3.50%, 02/15/2039	25,040,000	22,750,210
3.63%, 05/15/2053	4,056,000	3,398,801
3.88%, 02/15/2043 - 05/15/2043	32,222,000	29,310,471
4.00%, 11/15/2052	5,449,000	4,888,562
4.13%, 08/15/2044	4,273,000	3,987,911
4.25%, 05/15/2039 (G)	9,973,000	9,788,733
4.25%, 08/15/2054	7,723,000	7,253,586
4.50%, 02/15/2044 - 11/15/2054	28,584,000	28,099,937
4.63%, 05/15/2044 - 02/15/2055	26,036,000	26,011,577
4.75%, 11/15/2043 - 11/15/2053	3,771,000	3,837,367
4.75%, 02/15/2045 (B)	4,481,000	4,545,414
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	53,598,000	14,952,514
U.S. Treasury Notes
1.25%, 08/15/2031	15,925,000	13,409,348
1.38%, 11/15/2031	10,800,000	9,103,219
1.63%, 05/15/2031	15,527,000	13,488,475
1.88%, 02/15/2032	7,241,500	6,275,778
2.75%, 08/15/2032	3,830,000	3,494,875
2.88%, 05/15/2032	3,394,300	3,134,291
3.63%, 09/30/2031	10,687,000	10,403,961
3.75%, 12/31/2030	9,444,000	9,300,864
3.88%, 08/15/2034	5,115,000	4,971,940
4.13%, 03/31/2031 - 11/15/2032	5,698,900	5,698,279
4.25%, 02/28/2031 - 11/15/2034	13,839,000	13,929,400
4.63%, 02/15/2035	36,505,700	37,612,279
		423,036,649
U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	14,763,546	13,823,317
		13,823,317
Total U.S. Government Obligations (Cost $453,866,322)		436,859,966
ASSET-BACKED SECURITIES - 12.4%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	1,488,403	1,493,607
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	379,736	380,571
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 6.64% (C), 04/20/2035 (A)	$ 1,000,000	$ 1,000,103
Apidos CLO XXXI Ltd.
Series 2019-31A, Class A1R, 3-Month Term SOFR + 1.36%, 5.66% (C), 04/15/2031 (A)	4,924,627	4,926,602
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	3,147,666	2,873,397
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	5,355,000	5,489,299
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	5,270,000	5,373,601
Battalion CLO XXI Ltd.
Series 2021-21A, Class A, 3-Month Term SOFR + 1.44%, 5.74% (C), 07/15/2034 (A)	3,000,000	3,001,236
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	3,203,072	3,255,761
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	6,223,000	5,967,446
CARS-DB5 LP
Series 2021-1A, Class A1, 1.44%, 08/15/2051 (A)	3,239,178	3,086,008
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	1,384,542	1,318,772
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	7,520,000	7,572,217
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 5.51% (C), 10/24/2030 (A)	2,171,813	2,171,847
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1, 4.21% (C), 10/25/2037 (A)	1,373,729	1,317,037
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	6,419,000	6,234,215
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	2,385,000	2,258,855
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	768,706	757,627
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 05/17/2032	4,100,000	4,086,824
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 5.55% (C), 01/17/2033 (A)	6,700,000	6,692,463
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	8,210,000	8,260,278
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	$ 4,661,140	$ 3,717,819
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	552,366	459,405
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	550,718	501,001
Hertz Vehicle Financing III LLC
Series 2022-1A, Class B, 2.19%, 06/25/2026 (A)	2,225,000	2,214,739
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	4,220,000	4,290,677
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	6,290,000	5,993,203
Hilton Grand Vacations Trust
Series 2018-AA, Class B, 3.70%, 02/25/2032 (A)	1,783,375	1,778,603
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	2,094,384	2,133,487
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	731,909	744,257
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	738,006	751,312
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	2,656,837	2,705,420
Home Equity Asset Trust
Series 2004-4, Class M1, 1-Month Term SOFR + 0.89%, 5.21% (C), 10/25/2034	751,472	746,723
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.75% (C), 10/20/2034 (A)	9,325,000	9,328,394
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.57% (C), 04/17/2034 (A)	4,500,000	4,497,683
LCM XV LP
Series 15A, Class AR2, 3-Month Term SOFR + 1.26%, 5.55% (C), 07/20/2030 (A)	439,635	438,976
LCM XXV Ltd.
Series 25A, Class AR, 3-Month Term SOFR + 1.10%, 5.39% (C), 07/20/2030 (A)	423,065	423,051
Mosaic Solar Loan Trust
Series 2023-2A, Class A, 5.36%, 09/22/2053 (A)	6,906,289	6,705,727
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	838,325	810,371
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	612,141	578,004
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	2,883,890	2,716,111
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	3,732,235	3,755,934
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	1,155,723	1,170,372
	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC (continued)
Series 2024-1A, Class C, 6.20%, 02/20/2043 (A)	$ 2,212,448	$ 2,259,486
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	1,610,071	1,594,517
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	5,009,109	4,940,039
OZLM XIX Ltd.
Series 2017-19A, Class A1RR, 3-Month Term SOFR + 1.35%, 5.65% (C), 01/15/2035 (A)	9,750,000	9,751,472
OZLM XV Ltd.
Series 2016-15A, Class BRR, 3-Month Term SOFR + 2.35%, 6.64% (C), 04/20/2033 (A)	3,900,000	3,907,047
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR, 3-Month Term SOFR + 1.42%, 5.71% (C), 07/20/2032 (A)	3,877,680	3,877,556
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	2,000,000	1,962,812
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.35%, 07/15/2027	1,528,600	1,518,764
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	4,350,000	4,394,548
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	2,370,965	2,352,355
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	1,189,563	1,182,181
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	1,391,249	1,357,860
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	612,206	597,178
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	3,742,315	3,761,192
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,760,955	1,798,439
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	3,781,206	3,881,657
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	1,334,877	1,347,448
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	1,093,028	1,101,636
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	1,790,352	1,813,885
Series 2024-1A, Class D, 8.02%, 01/20/2043 (A)	636,446	650,537
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	2,644,954	2,668,600
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	3,811,895	3,813,034
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	4,745,420	4,752,008
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR, 3-Month Term SOFR + 1.24%, 5.54% (C), 07/25/2030 (A)	$ 342,710	$ 342,367
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 5.53% (C), 04/16/2031 (A)	3,158,053	3,156,647
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 5.22% (C), 01/15/2034 (A)	5,000,000	4,970,395
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2, 3-Month Term SOFR + 1.28%, 5.57% (C), 10/13/2032 (A)	3,075,452	3,075,535
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	9,170,000	9,020,850
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 5.30% (C), 07/30/2032 (A)	4,900,000	4,893,375
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.65% (C), 04/15/2034 (A)	2,500,000	2,499,330
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 5.60% (C), 07/20/2030 (A)	2,267,535	2,267,138
Wellfleet CLO Ltd.
Series 2019-1A, Class BR, 3-Month Term SOFR + 2.61%, 6.90% (C), 07/20/2032 (A)	3,000,000	2,998,989
Westlake Automobile Receivables Trust
Series 2022-3A, Class B, 5.99%, 12/15/2027 (A)	2,574,748	2,577,299
Total Asset-Backed Securities (Cost $231,113,775)		235,065,211
MORTGAGE-BACKED SECURITIES - 11.2%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (A)	5,900,000	5,782,006
20 Times Square Trust
Series 2018-20TS, Class B, 3.10% (C), 05/15/2035 (A)	5,148,000	4,530,240
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (C), 01/25/2070 (A)	6,336,644	6,350,485
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM, 3.11%, 11/05/2032 (A)	2,101,684	1,996,355
Banc of America Funding Trust
Series 2005-D, Class A1, 5.70% (C), 05/25/2035	673,610	628,721
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust
Series 2018-TALL, Class D, 1-Month Term SOFR + 1.65%, 5.97% (C), 03/15/2037 (A)	$ 5,000,000	$ 4,252,140
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (A)	3,223,566	3,248,321
Series 2025-NQM1, Class A1, 5.60% (C), 12/25/2064 (A)	2,253,139	2,257,320
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB, 2.84%, 10/10/2049	1,312,778	1,302,516
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (A)	3,205,932	3,226,481
Series 2024-3, Class A1, 6.39% (C), 06/25/2069 (A)	10,217,532	10,325,012
Series 2024-4, Class A1, 5.95% (C), 07/25/2069 (A)	1,852,318	1,862,314
COMM Mortgage Trust
Series 2016-787S, Class A, 3.55%, 02/10/2036 (A)	5,000,000	4,901,743
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (C), 01/25/2060 (A)	9,617,948	8,591,657
Series 2021-RPL3, Class A1, 2.00% (C), 01/25/2060 (A)	4,862,173	4,257,779
DOLP Trust
Series 2021-NYC, Class A, 2.96%, 05/10/2041 (A)	5,300,000	4,649,802
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (C), 01/25/2059 (A)	5,040,776	5,059,089
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB, 2.78%, 10/10/2049	832,842	824,756
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A, 1-Month Term SOFR + 0.51%, 4.83% (C), 09/19/2046	99,644	86,791
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (A)	3,970,000	4,034,394
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (C), 04/25/2055 (A)	1,207,215	1,146,004
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (C), 07/25/2060 (A)	3,739,032	3,378,885
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (C), 10/25/2069 (A)	681,599	660,968
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class ASB, 3.56%, 12/15/2047	1,031	1,029
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (A)	2,490,534	2,370,627
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (A)	5,952,138	5,738,490
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-2A, Class A1, 4.25% (C), 12/25/2057 (A)	$ 4,599,245	$ 4,481,893
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (A)	5,439,473	5,074,533
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (A)	2,450,465	2,312,489
Series 2019-6A, Class A1B, 3.50% (C), 09/25/2059 (A)	1,998,677	1,886,832
Series 2019-RPL2, Class A1, 3.25% (C), 02/25/2059 (A)	3,296,239	3,182,769
Series 2020-1A, Class A1B, 3.50% (C), 10/25/2059 (A)	6,573,327	6,157,523
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (A)	2,312,736	2,321,099
Series 2024-NQM14, Class A1, 4.94% (C), 09/25/2064 (A)	3,105,666	3,087,473
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (A)	3,935,578	3,958,433
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (A)	1,482,720	1,495,471
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (A)	3,810,260	3,850,986
Series 2024-NQM8, Class A1, 6.23% (C), 05/25/2064 (A)	2,526,191	2,555,942
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (A)	2,305,719	2,310,124
Reperforming Loan Trust REMICS
Series 2006-R1, Class AF1, 1-Month Term SOFR + 0.45%, 4.77% (C), 01/25/2036 (A)	785,426	737,939
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (A)	3,341,872	3,247,092
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (A)	5,886,134	5,742,139
Series 2018-2, Class A1, 3.25% (C), 03/25/2058 (A)	119,602	117,472
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (A)	6,283,556	5,885,868
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (A)	7,956,720	7,658,051
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (A)	6,231,746	5,938,165
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	11,010,028	9,941,294
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (A)	9,527,750	8,971,850
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	5,302,223	5,019,115
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	7,810,070	7,469,496
VEGAS Trust
5.52%, 11/10/2039 (A)	8,500,000	8,552,606
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (C), 09/25/2069	8,284,262	8,231,484
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR13, Class A1A1, 1-Month Term SOFR + 0.69%, 5.01% (C), 10/25/2045	$ 520,112	$ 516,353
Total Mortgage-Backed Securities (Cost $211,921,193)		212,168,416
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	856,109	742,099
3.50%, 08/01/2049	568,585	517,710
5.50%, 04/01/2053 - 07/01/2053	21,385,678	21,382,256
1-Year RFUCC Treasury + 1.35%,
7.07% (C), 09/01/2035	11,853	12,124
1-Year RFUCC Treasury + 1.87%,
7.45% (C), 09/01/2035	52,795	53,810
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	1,724,495	1,495,154
4.00%, 10/01/2047 - 02/01/2048	1,286,276	1,213,261
4.50%, 08/01/2052	8,221,940	7,870,702
5.00%, 08/01/2026 - 02/01/2054	36,297,359	35,626,531
5.50%, 03/01/2053	9,335,419	9,347,076
6.00%, 06/01/2054	10,222,995	10,394,537
12-MTA + 1.20%,
5.89% (C), 06/01/2043	18,200	18,362
1-Year RFUCC Treasury + 1.34%,
5.96% (C), 12/01/2034	604	608
6-Month RFUCC Treasury + 1.61%,
6.36% (C), 08/01/2036	4,337	4,384
1-Year CMT + 2.22%,
6.53% (C), 01/01/2028	788	790
6-Month RFUCC Treasury + 1.75%,
6.87% (C), 05/01/2035	37,268	37,626
1-Year CMT + 1.81%,
6.90% (C), 08/01/2035	3,967	4,033
1-Year CMT + 2.18%,
7.18% (C), 10/01/2035	980	1,002
Tennessee Valley Authority
4.38%, 08/01/2034 (B)	3,823,000	3,776,751
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/2055 (H)	57,951,000	45,995,523
2.50%, 04/01/2055 (H)	23,889,000	19,823,369
5.50%, 04/01/2055 (H)	25,236,000	25,181,005
Total U.S. Government Agency Obligations (Cost $183,634,188)		183,498,713
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	2,326,000	1,877,315
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	3,772,000	3,621,256
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	$ 1,489,000	$ 1,350,300
6.60%, 06/01/2036 (A)	4,015,000	3,988,902
		5,339,202
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	2,745,000	2,294,485
Total Foreign Government Obligations (Cost $12,929,995)		13,132,258
LOAN ASSIGNMENT - 0.1%
Software - 0.1%
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.69% (C), 05/15/2028	1,059,382	1,081,894
Total Loan Assignment (Cost $1,026,120)		1,081,894
COMMERCIAL PAPER - 4.9%
Banks - 1.0%
CAFCO LLC
4.42% (I), 09/10/2025 (A)	5,275,000	5,172,028
Sheffield Receivables Co. LLC
4.47% (I), 06/24/2025 (A)	13,182,000	13,046,636
		18,218,664
Financial Services - 3.9%
Britannia Funding Co. LLC
4.51% (I), 06/10/2025 (A)	20,000,000	19,827,772
CRC Funding LLC
4.67% (I), 04/29/2025 (A)	13,500,000	13,452,488
Mainbeach Funding LLC
4.50% (I), 08/27/2025 (A)	4,250,000	4,173,476
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
MUFG Securities Canada Ltd.
4.54% (I), 09/18/2025 (A)	$ 20,000,000	$ 19,588,080
Versailles Commercial Paper LLC
4.46% (I), 07/03/2025	17,594,000	17,391,467
		74,433,283
Total Commercial Paper (Cost $92,660,204)		92,651,947

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (I)	10,735,423	10,735,423
Total Other Investment Company (Cost $10,735,423)		10,735,423

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.80% (I), dated 03/31/2025, to be repurchased at $14,781,705 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $15,076,663.	$ 14,780,966	14,780,966
Total Repurchase Agreement (Cost $14,780,966)		14,780,966
Total Investments (Cost $1,963,876,977)		1,964,133,686
Net Other Assets (Liabilities) - (3.9)%		(73,641,670)
Net Assets - 100.0%		$ 1,890,492,016
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$764,158,892	$—	$764,158,892
U.S. Government Obligations	—	436,859,966	—	436,859,966
Asset-Backed Securities	—	235,065,211	—	235,065,211
Mortgage-Backed Securities	—	212,168,416	—	212,168,416
U.S. Government Agency Obligations	—	183,498,713	—	183,498,713
Foreign Government Obligations	—	13,132,258	—	13,132,258
Loan Assignment	—	1,081,894	—	1,081,894
Commercial Paper	—	92,651,947	—	92,651,947
Other Investment Company	10,735,423	—	—	10,735,423
Repurchase Agreement	—	14,780,966	—	14,780,966
Total Investments	$10,735,423	$1,953,398,263	$—	$1,964,133,686
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $785,073,781, representing 41.5% of the
Portfolio's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $10,553,396, collateralized by cash collateral of $10,735,423 and non-cash collateral, such as U.S. government securities of $38,665. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2025, the total value of the Regulation S securities is $5,678,081, representing
0.3% of the Portfolio's net assets.

(G)	Security is subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2025 was $0 at a weighted average interest rate of 0%.
(H)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(I)	Rate disclosed reflects the yield at March 31, 2025.
(J)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust